SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SHARE-BASED COMPENSATION
Compensation expense	¥ 64,165	¥ 4,061	¥ 27,333
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	2,114	484	2,851
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	6,590	325	1,957
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	55,409	¥ 3,252	¥ 22,525
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 52